Net Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The weighted-average number of shares of common stock outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio of 3.3028 (“Exchange Ratio”) to give effect to the reverse recapitalization treatment of the Merger. Shares of common stock issued as a result of redeemable Series X preferred stock and the conversion of shares of preferred stock outstanding pre-Merger in connection with the Closing have been included in the basic net loss per share calculation on a prospective basis.
Diluted loss per share considers the impact of potentially dilutive securities. The Company identified financial instruments that qualify as potential common shares: 1) the share-based options awards described in Note 12 (Stock-based Compensation), 2) the warrants described in Note 6 (Warrant Liabilities), and 3) the earnout liabilities described in Note 7 (Earnout Liabilities). With the exception of the Columbia Warrant, each of these potential common shares are antidilutive since their conversion to common shares would decrease loss per share from continuing operations.

The Columbia Warrant was dilutive due to the change in fair value of financial instruments during the six months ended June 30, 2022 and 2021.
Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Six Months Ended June 30,
	2022	2021
Net loss attributable to common stockholders	$(8,121)	$(31,478)
Basic weighted-average common shares outstanding (1)	62,094,383	16,465,885
Basic loss for the period attributable to common stockholders	$(0.13)	$(1.91)

Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$(18,635)	$(32,765)
Dilutive numerator	$(26,756)	$(64,243)
Columbia Warrant	1,410,657	14,715,888
Diluted weighted-average common shares outstanding	63,505,040	31,181,773
Diluted loss for the period attributable to common stockholders	$(0.42)	$(2.06)
[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).